Expense Example - Kurv Technology Titans Select ETF [Member]	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,265